SHAREHOLDERS' EQUITY (Schedule of Information about Share Options Outstanding) (Details) - $4.42- $13.20 [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding | shares	580,185
Outstanding, Weighted-average remaining contractual life	3 years 9 months 14 days
Outstanding, Weighted average exercise price	$ 9.64
Number exercisable | shares	459,662
Exercisable, Weighted average exercise price	$ 8.51
Exercise price, minimum	4.42
Exercise price, maximum	$ 21.30